SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2004

Horace Mann Life Insurance Company Separate Account Prospectus for Qualified Variable Deferred Annuity Contracts
Form IA-004354 (05/04)

The variable annuity Contracts sold by Horace Mann Life Insurance Company under the name "High Cash Value" sometimes referred to as "Maximum Solutions" (Form IC-426000 and Form IC-429000) with prospectuses dated May 1, 2004 will no longer be sold by Horace Mann Life Insurance Company as of March 25, 2005 or the date state approval is received for the new variable annuity Contracts to be sold under the name "Maximum Solutions II" (Form IC-451000), if later. The new "Maximum Solutions II" Contracts' information is shown in the following chart:

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                                       Maximum Solutions II (IC-451000)
                            ----------------------------------------------------
        ISSUE AGE              0-85
--------------------------------------------------------------------------------
   MINIMUM CONTRIBUTION        $50,000
--------------------------------------------------------------------------------
  ANNUAL MAINTENANCE FEE       None
--------------------------------------------------------------------------------
        M & E FEE              0.95% of Variable Account Value
--------------------------------------------------------------------------------
      DEATH BENEFIT            If the owner dies prior to the attainment age of
                               70, the Death Benefit is the greater of:
                                   1.  the Account Value; or
                                   2.  the Net Premium paid to us, less the
                                       Net Premium attributable to 2 any
                                       withdrawals and any outstanding loan
                                       balance, accumulated at 3 percent
                                       interest.

                               If the owner dies after the attainment of age 70, the Death Benefit is the greater of:

                                   1.  the Account Value; or
                                   2.  the Net Premium paid to us, less the
                                       net Premium attributable to 2 any
                                       withdrawals and any outstanding loan
                                       balance.
--------------------------------------------------------------------------------
 FIXED ACCOUNT GUARANTEED      2.00%
ANNUITY INCOME OPTION RATE
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT ASSUMED      2.00%
      INTEREST RATE
--------------------------------------------------------------------------------
     RETIREMENT BONUS          N/A
--------------------------------------------------------------------------------
     PURCHASE PAYMENT          Unlimited
    ALLOCATION CHANGES
--------------------------------------------------------------------------------
                               We reserve the right to limit Fixed Account to Variable Account transfers prior to the annuity date in the following ways:

  MAXIMUM# OF TRANSFERS            1.  No more than 25% of the Fixed Account
      PER YEAR                         Value may be transferred to the Variable
                                       Account during any 365 day period.
                                   2.  A request for a total transfer from the
                                       Fixed Account to the Variable Account
                                       will be transferred over a 4 year period
                                       and no more than 25% of the amount being
                                       transferred will be transferred in any
                                       year prior to the final transfer.
--------------------------------------------------------------------------------

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  FEE FOR EACH TRANSFER        $0
--------------------------------------------------------------------------------
 EARLY WITHDRAWAL PENALTY      None
--------------------------------------------------------------------------------
                               Year                          Percent Charged
                                 1                                  7%
                                 2                                  6%
                                 3                                  5%
    SURRENDER CHARGES            4                                  4%
                                 5                                  3%
                                 6                                  2%
                                 7                                  1%
                                   Thereafter                       0%
--------------------------------------------------------------------------------
                               No surrender charge will apply on the first 10%
                               of the Account Value withdrawn if it is the
                               initial withdrawal or it has been more than 365
WAIVER OF SURRENDER CHARGE     days since the last withdrawal. No surrender
  (FREE OUT PROVISION)         charge will apply on the first 10% of the Account
                               Value upon surrender if there has not been a
                               withdrawal within the last 365 days.
--------------------------------------------------------------------------------



The date of this supplement is March 25, 2005.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2004

Horace Mann Life Insurance Company Separate Account Prospectus for Variable Solutions Qualified Contracts and Separate Account Prospectus for Variable Solutions Non Qualified Contracts Forms IA-004354VS (5/04) and IA-004355VS (5/04), respectively

The variable annuity Contracts sold by Horace Mann Life Insurance Company under the name "Variable Solutions" (Form IC-447000) with prospectuses dated May 1, 2004 will no longer be sold by Horace Mann Life Insurance Company as of March 25, 2005 or the date state approval is received for the new variable annuity Contracts to be sold under the name "Variable Solutions II" (Form IC-450000), if later. The new Variable Solutions II Contracts will differ from current Variable Solutions Contracts described in the prospectus in the following aspects. Please refer to the prospectus for other information.

1. The name and form number for the new Contracts will be Variable Solutions II (IC-450000).

2. Variable Solutions II will have the following surrender (withdrawal) charges: during contract year 1 - 8.0%, year 2 - 7.5%, year 3 - 7.0%, year 4 - 6.0%, year 5 - 5.0%, year 6 - 4.0%, year 7 - 3.0%, year 8 -
         2.0%, year 9 - 1.0% and thereafter 0.0%.







The date of this supplement is March 25, 2005.